Derivatives and Fair Value of Financial Instruments - Gain (Loss) on Derivatives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commodities
Amount of gain or (loss) recognized for each type of derivative and its location in the Consolidated Statements of Comprehensive Income
Amount of Gain or (Loss) Recognized in Income on Derivatives	$ 21	$ (45)	$ 18
Commodities | Cost of sales
Amount of gain or (loss) recognized for each type of derivative and its location in the Consolidated Statements of Comprehensive Income
Amount of Gain or (Loss) Recognized in Income on Derivatives	21	(45)
Foreign currencies | Cost of sales
Amount of gain or (loss) recognized for each type of derivative and its location in the Consolidated Statements of Comprehensive Income
Amount of Gain or (Loss) Recognized in Income on Derivatives	(27)	16
Foreign currencies | Foreign currency
Amount of gain or (loss) recognized for each type of derivative and its location in the Consolidated Statements of Comprehensive Income
Amount of Gain or (Loss) Recognized in Income on Derivatives	1	2
Interest rate swaps | Miscellaneous, net
Amount of gain or (loss) recognized for each type of derivative and its location in the Consolidated Statements of Comprehensive Income
Amount of Gain or (Loss) Recognized in Income on Derivatives	$ (2)	$ (4)